Offerings - Offering: 1	Jul. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	0.2950
Maximum Aggregate Offering Price	$ 4,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 611.09
Offering Note	This registration statement on Form S-8 (this “Registration Statement”) registers ordinary shares, par value of $0.0001 per share (the “Ordinary Shares”) and each represented by one American depositary share, of Scage Future (the “Registrant”) issuable pursuant to the Scage Future 2026 Equity Incentive Plan (the “2026 Plan”). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the 2026 Plan to prevent dilution from share splits, share dividends, or similar transactions as provided in the 2026 Plan.

Estimated for the sole purpose of computing the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s Ordinary Shares on July 30, 2026, as reported on the Nasdaq Global Market.